Schedule of Investments (Unaudited) December 31, 2024

Quadratic Interest Rate Volatility and Inflation Hedge ETF

	Shares	Value
EXCHANGE - TRADED FUND — 80.5%
Schwab US TIPS ETF (A)	14,235,092	$367,692,426
TOTAL EXCHANGE-TRADED FUND (Cost $445,841,133)		367,692,426

PURCHASED OPTIONS (B) — 12.5%
TOTAL PURCHASED OPTIONS (Cost $116,712,500)		57,330,269

TOTAL INVESTMENTS — 93.0% (Cost $562,553,633)		425,022,695
OTHER ASSETS LESS LIABILITIES – 7.0%		31,767,962
NET ASSETS - 100%		$456,790,657

(A)	For financial information on the Schwab US TIPS ETF, please go to the Commission’s website at http://www.sec.gov.
(B)	Refer to option table below.

A list of open option contracts held by the Fund as of December 31, 2024 was as follows:

Description	Counterparty	Number of Contracts ^	Notional Amount †	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 12.5%

Call Options
CMS 10Y - 2Y	Nomura	500,000	$23,750,000	0.05%	04/08/26	$15,270,733
CMS 10Y - 2Y	Morgan Stanley	250,000	10,937,500	0.03	01/28/26	7,274,467
CMS 10Y - 2Y	Goldman Sachs	350,000	18,637,500	0.08	09/17/25	7,367,701
CMS 10Y - 2Y	Goldman Sachs	300,000	14,250,000	0.20	04/14/27	9,392,767
CMS 10Y - 2Y	Morgan Stanley	300,000	13,837,500	0.10	07/15/26	9,079,071
CMS 10Y - 2Y	Morgan Stanley	200,000	9,500,000	0.28	12/09/26	5,147,740
CMS 10Y - 2Y	Nomura	200,000	7,600,000	0.13	06/25/25	2,733,156
CMS 10Y - 2Y	Goldman Sachs	400,000	18,200,000	0.27	03/13/25	1,064,634
Total Purchased Options			$116,712,500			$57,330,269

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Market Price

See “Glossary” for abbreviations.

KRS-QH-015-1200

Schedule of Investments (Unaudited) December 31, 2024

Quadratic Deflation ETF

	Shares	Value
EXCHANGE-TRADED FUND — 78.9%
Vanguard Long-Term Treasury ETF (A)	173,570	$9,607,099
TOTAL EXCHANGE-TRADED FUND (Cost $15,639,883)		9,607,099

PURCHASED OPTIONS(B) — 7.1%
TOTAL PURCHASED OPTIONS (Cost $918,000)		863,399

TOTAL INVESTMENTS — 86.0% (Cost $16,557,883)		10,470,498
OTHER ASSETS LESS LIABILITIES – 14.0%		1,704,058
NET ASSETS - 100%		$12,174,556

(A)	For financial information on the Vanguard Long-Term Treasury ETF, please go to the Commission’s website at http://www.sec.gov.
(B)	Refer to option table below.

A list of open option contracts held by the Fund as of December 31, 2024 was as follows:

Description	Counterparty	Number of Contracts^	Notional Amount†	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 7.1%

Put Options
CMS 30Y – 2Y	Goldman Sachs	9,000	$297,000	0.33%	09/24/25	$438,781
CMS 30Y – 2Y	Nomura	8,000	340,000	0.25	08/12/26	396,382
CMS 30Y – 2Y	Goldman Sachs	5,000	281,000	(0.30)	03/12/25	28,236
Total Purchased Options			$918,000			$863,399

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Market Price

See “Glossary” for abbreviations.

KRS-QH-031-0700

Schedule of Investments (Unaudited) December 31, 2024

Glossary (abbreviations used in preceding Schedule of Investments):

Fund Abbreviations
CMS — Constant Maturity Swap
ETF — Exchange-Traded Fund

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